Schedule of Investments – IQ Chaikin U.S. Large Cap ETF

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Communication Services — 7.0%
Alphabet, Inc., Class A*	23,540	$2,738,173
Electronic Arts, Inc.	25,858	3,393,345
Meta Platforms, Inc., Class A*	14,713	2,340,838
Netflix, Inc.*	8,732	1,963,827
Snap, Inc., Class A*	90,896	898,053
T-Mobile US, Inc.*	25,487	3,646,170
Twitter, Inc.*	84,551	3,518,167
Walt Disney Co. (The)*	23,851	2,530,591

Total Communication Services		21,029,164

Consumer Discretionary — 12.3%
AutoZone, Inc.*	1,599	3,417,687
Chipotle Mexican Grill, Inc.*	2,068	3,234,807
Dollar General Corp.	14,695	3,650,679
DR Horton, Inc.	43,904	3,425,829
Home Depot, Inc. (The)	10,929	3,288,973
Las Vegas Sands Corp.*(a)	84,159	3,171,953
Lennar Corp., Class A	40,301	3,425,585
Lowe's Cos., Inc.	16,180	3,098,955
O’Reilly Automotive, Inc.*	4,777	3,361,049
Peloton Interactive, Inc., Class A*	123,819	1,175,042
Starbucks Corp.	35,959	3,048,604
Target Corp.	15,415	2,518,503

Total Consumer Discretionary		36,817,666

Consumer Staples — 4.2%
Altria Group, Inc.	62,608	2,745,987
Keurig Dr Pepper, Inc.	86,314	3,343,804
Kraft Heinz Co. (The)	83,048	3,058,658
Philip Morris International, Inc.	34,822	3,382,957

Total Consumer Staples		12,531,406

Energy — 3.4%
Chevron Corp.	20,091	3,290,504
Exxon Mobil Corp.	39,609	3,839,301
Kinder Morgan, Inc.	172,993	3,112,144

Total Energy		10,241,949

Financials — 12.0%
BlackRock, Inc.	4,280	2,864,090
Charles Schwab Corp. (The)	38,800	2,679,140
Chubb Ltd.	15,292	2,884,683
First Republic Bank	20,179	3,283,325
Marsh & McLennan Cos., Inc.	19,196	3,147,376
MetLife, Inc.	46,547	2,944,098
Moody's Corp.	9,694	3,007,564
Nasdaq, Inc.	18,357	3,320,781
PNC Financial Services Group, Inc. (The)	17,734	2,942,780
Progressive Corp. (The)	28,698	3,301,992
Travelers Cos., Inc. (The)	17,904	2,841,365
US Bancorp	61,549	2,905,113

Total Financials		36,122,307

Health Care — 19.2%
Abbott Laboratories	27,640	3,008,338
AbbVie, Inc.	20,178	2,895,745
Centene Corp.*	38,857	3,612,535
Cigna Corp.	13,652	3,759,215
CVS Health Corp.	32,323	3,092,665
Danaher Corp.	11,154	3,251,056
Elevance Health, Inc.	6,661	3,177,963
Gilead Sciences, Inc.	55,027	3,287,863
IDEXX Laboratories, Inc.*	5,979	2,386,697
IQVIA Holdings, Inc.*	14,150	3,399,821
McKesson Corp.	10,686	3,650,124
Mettler-Toledo International, Inc.*	2,381	3,213,707
Pfizer, Inc.	63,189	3,191,677
Regeneron Pharmaceuticals, Inc.*	4,684	2,724,636
Thermo Fisher Scientific, Inc.	5,537	3,313,396
UnitedHealth Group, Inc.	6,415	3,479,111
Vertex Pharmaceuticals, Inc.*	12,535	3,514,939
West Pharmaceutical Services, Inc.	7,966	2,736,799

Total Health Care		57,696,287

Industrials — 12.3%
3M Co.	21,973	3,147,413
Caterpillar, Inc.	14,682	2,910,706
Cummins, Inc.	15,949	3,529,673
Deere & Co.	7,874	2,702,199
Emerson Electric Co.	33,363	3,005,005
General Dynamics Corp.	13,565	3,074,779
General Electric Co.	35,751	2,642,356
Lockheed Martin Corp.	7,413	3,067,574
Old Dominion Freight Line, Inc.	10,954	3,324,649
Otis Worldwide Corp.	42,511	3,323,085
Republic Services, Inc.	24,688	3,423,238
Southwest Airlines Co.*	71,425	2,722,721

Total Industrials		36,873,398

Information Technology — 25.2%
Amphenol Corp., Class A	43,416	3,348,676
Analog Devices, Inc.	19,803	3,405,324
Broadcom, Inc.	5,194	2,781,283
Cisco Systems, Inc.	58,667	2,661,722
Cognizant Technology Solutions Corp., Class A	36,483	2,479,385
Crowdstrike Holdings, Inc., Class A*	14,405	2,644,758
DocuSign, Inc.*	30,538	1,953,821
Fidelity National Information Services, Inc.	32,575	3,327,862
Fiserv, Inc.*	32,261	3,409,342
Fortinet, Inc.*	47,865	2,855,147
HP, Inc.	90,120	3,009,107
Intel Corp.	66,006	2,396,678
Intuit, Inc.	6,804	3,103,781
Marvell Technology, Inc.	45,619	2,540,066
Microsoft Corp.	10,609	2,978,371
Motorola Solutions, Inc.	13,507	3,222,635
NXP Semiconductors NV	17,676	3,250,263
Palo Alto Networks, Inc.*	5,255	2,622,770
QUALCOMM, Inc.	21,407	3,105,299
Roper Technologies, Inc.	6,927	3,024,813
Salesforce, Inc.*	15,408	2,835,380
ServiceNow, Inc.*	5,875	2,624,128
Texas Instruments, Inc.	17,829	3,189,430
Twilio, Inc., Class A*	19,848	1,683,110
Workday, Inc., Class A*	13,661	2,118,821
Zoom Video Communications, Inc., Class A*	27,904	2,898,109
Zscaler, Inc.*(a)	13,559	2,102,459

Total Information Technology		75,572,540

Materials — 1.0%
LyondellBasell Industries NV, Class A	33,318	2,969,300

Real Estate — 2.1%
Crown Castle International Corp.	17,722	3,201,657

Schedule of Investments – IQ Chaikin U.S. Large Cap ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Equinix, Inc.	4,410	$3,103,493

Total Real Estate		6,305,150

Utilities — 1.1%
Duke Energy Corp.	29,297	3,220,619

Total Common Stocks
(Cost $301,913,983)		299,379,786

Short-Term Investment — 0.2%

Money Market Fund — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.23%(b)
(Cost $535,587)	535,587	535,587

Total Investments — 100.0%
(Cost $302,449,570)		299,915,373
Other Assets and Liabilities, Net — 0.0%(c)		190,611
Net Assets — 100.0%		$300,105,984

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,515,954; total market value of collateral held consisted non-cash U.S. Treasury securities collateral having a value of $2,634,216.
(b)	Reflects the 1-day yield at July 31, 2022.
(c)	Less than 0.05%.

Schedule of Investments – IQ Chaikin U.S. Large Cap ETF (continued)

July 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$299,379,786	$–	$–	$299,379,786
Short-Term Investment:
Money Market Fund	535,587	–	–	535,587
Total Investments in Securities	$299,915,373	$–	$–	$299,915,373

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.